Average Annual Total Returns	12 Months Ended
Sep. 30, 2014
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.04%
Five Years	15.72%
Ten Years	6.95%
Inception Date	Dec. 10, 1986
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.16%
Five Years	15.85%
Ten Years	7.10%
Inception Date	May 14, 2001
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.89%
Five Years	17.24%
Since Inception	7.47%
Inception Date	Nov. 30, 2006
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.97%
Five Years	17.33%
Ten Years	8.33%
Inception Date	May 03, 2004
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	15.76%
Five Years	16.72%
Since Inception	7.99%
Inception Date	May 16, 2006
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	15.86%
Five Years	16.80%
Since Inception	8.05%
Inception Date	May 15, 2006
Return After Taxes on Distributions | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.99%
Five Years	15.02%
Ten Years	6.28%
Return After Taxes on Distributions | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.66%
Five Years	15.91%
Ten Years	7.53%
Return After Taxes on Distributions | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	15.16%
Five Years	16.32%
Since Inception	7.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.56%
Five Years	12.69%
Ten Years	5.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.69%
Five Years	13.85%
Ten Years	6.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.52%
Five Years	13.61%
Since Inception	6.46%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Since Inception	7.83%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Since Inception	7.80%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.63%
Since Inception	7.32%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.56%
Five Years	15.63%
Ten Years	7.94%